Commitments and Contingencies (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Lease Commitments - Future Minimum Payments [Abstract]
2017	$ 39,066
2018	24,360
2019	11,168
2020	10,728
2021	10,688
Thereafter	124,670
Total minimum annual payments under all non-cancelable operating leases	$ 220,680